Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ (25)	$ (57)		$ 27	$ 44
Prepaid expenses and other current assets	(1)	(14)		16	(11)
Payables, accruals and provisions	6	87		(239)	(187)
Deferred revenue	127	96		61	20
Income taxes	11	94	[1]	(24)	214	[1]
Other	(11)	(17)		(27)	(34)
Total	$ 107	$ 189		$ (186)	$ 46

[1]	The three and six months ended June 30, 2024 includes current tax liabilities that were recorded on the sale of LSEG shares (see note 8), for which the tax payments are included in investing activities.